CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 7,912	$ 5,973
Restricted cash	4,388	4,759
Accounts receivable, net	25,715	20,991
Prepaid expenses and other current assets	$ 1,987	1,036
Current assets from discontinued operations		134
Total current assets	$ 40,002	32,893
Deferred tax assets, net	92	131
Property and equipment, net	1,493	1,257
Goodwill	314	314
Other assets	448	410
Total assets	42,349	35,005
CURRENT LIABILITIES:
Notes payable-banks	11,412	10,022
Accounts payable	3,079	2,786
Accrued expenses and other current liabilities	25,065	17,086
Income taxes payable	89	53
Value added tax (VAT) payable	$ 5,362	5,430
Current liabilities from discontinued operations		102
Total current liabilities	$ 45,007	35,479
Convertible notes payable to a related party, including accrued interest	39,403	38,504
Other liabilities	147	81
Total liabilities	$ 84,557	$ 74,064
COMMITMENTS AND CONTINGENCIES (NOTES 11 and 14)
SHAREHOLDERS' DEFICIT:
Common stock, €0.45 par value; 33,333,334 shares authorized as of December 31, 2015 and 2014; 10,961,698 and 8,061,698 shares issued and outstanding as of December 31, 2015 and 2014, respectively	$ 5,928	$ 4,507
Additional paid-in capital	21,267	20,949
Accumulated deficit	(61,896)	(57,194)
Accumulated other comprehensive loss	(7,507)	(7,321)
Total shareholders' deficit	(42,208)	(39,059)
Total liabilities and shareholders' deficit	$ 42,349	$ 35,005